Share Capital (Details) - Schedule of fair value options granted - Employees and Directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility			62.63%
Risk-free interest rate		2.00%	2.00%
Expected term	6 years 40 days		4 years
Minimum [Member]
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of one ordinary share (in Dollars per share)	$ 7.86	$ 5.7	$ 5.34
Expected volatility	66.12%	61.31%
Risk-free interest rate	0.45%
Expected term		4 years
Maximum [Member]
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of one ordinary share (in Dollars per share)	$ 10.5	$ 5.93	$ 7.83
Expected volatility	66.41%	62.56%
Risk-free interest rate	0.52%
Expected term		5 years 6 months